Marketable Securities - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Schedule Of Available For Sale Securities [Line Items]
Other than temporary impairment charges	$ 0
Available-for-sale Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Other comprehensive income relating to marketable securities for foreign exchange gain	$ 2,502,000	$ 14,655,000